iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  32 .5%
Bank of America Corp. ..................... 3,507,875 $ 186,618,950
Bank OZK ............................. 71,838 3,416,615
BOK Financial Corp. ....................... 15,262 1,983,144
Citigroup, Inc. ........................... 1,162,423 134,503,965
Citizens Financial Group, Inc. ................ 282,188 17,772,200
Columbia Banking System, Inc. ............... 194,907 5,738,062
Comerica, Inc. ........................... 83,914 7,440,654
Commerce Bancshares, Inc. ................. 86,514 4,554,097
Cullen/Frost Bankers, Inc. ................... 39,625 5,461,117
East West Bancorp, Inc. .................... 89,882 10,286,096
Fifth Third Bancorp ....................... 437,175 21,954,929
First Citizens BancShares, Inc. , Class A .......... 5,957 12,328,428
First Hawaiian, Inc. ....................... 84,529 2,244,245
First Horizon Corp. ........................ 330,318 8,089,488
FNB Corp. ............................. 237,881 4,174,812
Huntington Bancshares, Inc. ................. 1,311,362 22,922,608
JPMorgan Chase & Co. .................... 1,478,959 452,398,769
KeyCorp ............................... 620,026 13,342,960
M&T Bank Corp. ......................... 100,929 22,362,839
NU Holdings Ltd. , Class A
(a)
.................. 2,181,211 38,716,495
Pinnacle Financial Partners, Inc. ............... 98,804 9,395,272
PNC Financial Services Group, Inc. (The) ........ 258,810 57,792,273
Popular, Inc. ............................ 43,531 5,812,694
Prosperity Bancshares, Inc. .................. 61,209 4,224,033
Regions Financial Corp. .................... 581,542 16,573,947
SOUTHSTATE BANK CORP. ................. 66,597 6,814,871
TFS Financial Corp. ....................... 37,429 526,813
Truist Financial Corp. ...................... 844,940 43,446,815
U.S. Bancorp ........................... 1,022,998 57,400,418
Webster Financial Corp. .................... 108,675 7,147,555
Wells Fargo & Co. ........................ 1,877,081 169,857,060
Western Alliance Bancorp ................... 71,688 6,390,985
Wintrust Financial Corp. .................... 43,855 6,468,174
Zions Bancorp NA ........................ 94,587 5,666,707
1,373,828,090
a
Capital Markets  —  34 .4%
Affiliated Managers Group, Inc. ............... 18,188 5,694,481
Ameriprise Financial, Inc. ................... 61,479 32,411,114
Ares Management Corp. , Class A .............. 123,237 18,444,882
Bank of New York Mellon Corp. (The) ........... 457,075 54,812,434
BlackRock, Inc.
(b)
......................... 99,925 111,810,079
Blackstone, Inc. .......................... 485,826 69,191,339
Blue Owl Capital, Inc. , Class A ................ 421,529 5,749,656
Brookfield Asset Management Ltd. , Class A ....... 250,664 12,460,507
Bullish
(a) (c)
.............................. 22,403 676,571
Carlyle Group, Inc. (The) .................... 172,651 10,148,426
Cboe Global Markets, Inc. ................... 68,619 18,188,152
Charles Schwab Corp. (The) ................. 1,117,833 116,165,205
CME Group, Inc. , Class A ................... 235,550 68,088,083
Coinbase Global, Inc. , Class A
(a)
............... 145,972 28,426,587
Evercore, Inc. , Class A ..................... 24,083 8,507,801
FactSet Research Systems, Inc. ............... 24,821 6,313,470
Franklin Resources, Inc. .................... 202,870 5,400,399
Freedom Holding Corp. N.V.
(a) (c)
............... 11,559 1,429,848
Goldman Sachs Group, Inc. (The) ............. 184,444 172,530,762
Hamilton Lane, Inc. , Class A ................. 26,661 3,765,600
Houlihan Lokey, Inc. , Class A ................. 35,605 5,993,034
Interactive Brokers Group, Inc. , Class A .......... 281,118 21,050,116
Intercontinental Exchange, Inc. ............... 373,659 64,934,461
Invesco Ltd. ............................ 241,728 6,596,757
Janus Henderson Group PLC ................ 82,192 3,955,901
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 101,742 $ 6,224,576
KKR & Co., Inc. .......................... 444,188 50,752,921
Lazard, Inc. , Class A ....................... 61,921 3,326,396
LPL Financial Holdings, Inc.
(c)
................ 52,194 19,024,713
MarketAxess Holdings, Inc. .................. 23,124 3,913,275
Moody's Corp. ........................... 101,817 52,492,773
Morgan Stanley .......................... 754,353 137,895,728
Morningstar, Inc. ......................... 15,259 3,083,691
MSCI, Inc. , Class A ....................... 47,692 29,054,920
Nasdaq, Inc. ............................ 296,581 28,735,733
Northern Trust Corp. ....................... 123,557 18,463,122
Raymond James Financial, Inc. ............... 117,144 19,429,504
Robinhood Markets, Inc. , Class A
(a)
............. 484,740 48,221,935
S&P Global, Inc. ......................... 198,558 104,796,927
SEI Investments Co. ....................... 67,390 5,920,211
State Street Corp. ........................ 182,873 23,930,761
Stifel Financial Corp. ...................... 65,292 8,050,504
T Rowe Price Group, Inc. ................... 141,640 14,968,515
TPG, Inc. , Class A ........................ 87,945 5,180,840
Tradeweb Markets, Inc. , Class A ............... 76,629 7,898,151
Virtu Financial, Inc. , Class A .................. 53,927 2,238,510
XP, Inc. , Class A ......................... 262,363 5,118,702
1,451,468,073
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 182,612 7,720,835
Credit Acceptance Corp.
(a) (c)
.................. 3,095 1,542,053
OneMain Holdings, Inc. , Class A ............... 79,350 5,200,599
SLM Corp. ............................. 136,134 3,696,038
SoFi Technologies, Inc.
(a)
.................... 795,578 18,147,134
36,306,659
a
Financial Services  —  12 .9%
Apollo Global Management, Inc. ............... 270,081 36,336,698
Berkshire Hathaway, Inc. , Class B
(a)
............ 998,892 479,997,573
Equitable Holdings, Inc. .................... 152,836 7,091,590
MGIC Investment Corp. .................... 145,120 3,906,631
Rocket Companies, Inc. , Class A .............. 617,120 11,064,962
UWM Holdings Corp. , Class A ................ 124,941 613,460
Voya Financial, Inc. ....................... 64,202 4,921,725
543,932,639
a
Insurance  —  18 .2%
Aflac, Inc. .............................. 317,181 35,191,232
Allstate Corp. (The) ....................... 172,886 34,402,585
American Financial Group, Inc. ............... 43,948 5,725,106
American International Group, Inc. ............. 363,035 27,184,061
Aon PLC , Class A ........................ 137,527 48,084,940
Arch Capital Group Ltd.
(a)
................... 234,103 22,483,252
Arthur J Gallagher & Co. .................... 166,096 41,419,360
Assurant, Inc. ........................... 33,552 7,989,738
Assured Guaranty Ltd. ..................... 30,157 2,558,821
Axis Capital Holdings Ltd. ................... 48,095 4,962,442
Brighthouse Financial, Inc.
(a)
................. 38,949 2,495,073
Brown & Brown, Inc. ....................... 189,143 13,637,210
Chubb Ltd. ............................. 239,395 74,107,116
Cincinnati Financial Corp. ................... 101,249 16,289,952
CNA Financial Corp. ....................... 15,975 764,563
Everest Group Ltd. ........................ 27,310 9,047,257
Fidelity National Financial, Inc. ................ 169,898 9,240,752
First American Financial Corp. ................ 64,356 4,066,012
Globe Life, Inc. .......................... 54,599 7,655,872
Hanover Insurance Group, Inc. (The) ........... 23,675 4,122,764
Hartford Insurance Group, Inc. (The) ............ 184,260 24,886,156
Kemper Corp. ........................... 42,687 1,682,295

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Kinsale Capital Group, Inc.
(c)
................. 14,574 $ 5,769,555
Lincoln National Corp. ..................... 77,653 3,231,141
Loews Corp. ............................ 111,058 11,724,393
Markel Group, Inc.
(a)
....................... 8,156 16,643,460
Marsh & McLennan Companies, Inc. ............ 323,262 60,834,676
MetLife, Inc. ............................ 368,145 29,039,278
Old Republic International Corp. ............... 150,807 5,907,110
Primerica, Inc. ........................... 22,052 5,800,558
Principal Financial Group, Inc. ................ 143,342 13,577,354
Progressive Corp. (The) .................... 383,829 79,836,432
Prudential Financial, Inc. .................... 231,964 25,773,520
Reinsurance Group of America, Inc. ............ 43,601 8,840,103
RenaissanceRe Holdings Ltd. ................ 29,953 8,437,760
RLI Corp. .............................. 54,024 3,156,622
Ryan Specialty Holdings, Inc. , Class A ........... 71,151 3,435,170
Travelers Companies, Inc. (The) ............... 145,768 41,472,454
Unum Group ............................ 112,548 8,550,272
W R Berkley Corp.
(c)
....................... 190,059 13,034,246
White Mountains Insurance Group Ltd. .......... 1,615 3,302,562
Willis Towers Watson PLC ................... 62,689 19,901,877
766,265,102
a
Mortgage REITs  —  0 .6%
AGNC Investment Corp. .................... 704,210 8,027,994
Annaly Capital Management, Inc. .............. 450,510 10,366,235
Rithm Capital Corp. ....................... 370,605 4,054,419
Starwood Property Trust, Inc. ................. 230,789 4,138,047
26,586,695
a
Security Shares Value
a
Professional Services  —  0 .4%
Broadridge Financial Solutions, Inc. ............ 76,397 $ 15,058,613
a
Software  —  0 .0%
Circle Internet Group, Inc. , Class A
(a) (c)
........... 31,130 1,990,141
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,783,368,738 ) ............................... 4,215,436,012
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(b) (d) (e)
..................... 6,329,374 6,332,539
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (d)
............................ 7,015,805 7,015,805
a
Total Short-Term Securities — 0.3%
(Cost: $ 13,346,848 ) ................................. 13,348,344
Total Investments — 100.2%
(Cost: $ 3,796,715,586 ) ............................... 4,228,784,356
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (7,903,295)
Net Assets — 100.0% ................................. $ 4,220,881,061
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 7,448,716  $ —  $ (1,109,311)
(a)
$ (7,264) $ 398  $ 6,332,539  6,329,374  $ 130,559
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,318,018  697,787
(a)
—  —  —  7,015,805  7,015,805  201,298  —
BlackRock, Inc. ... 80,325,055  44,834,584  (32,318,331) 5,874,735  13,094,036  111,810,079  99,925  1,486,528  —
$ —  $ 5,867,471  $ 13,094,434
$ 125,158,423
$ 1,818,385  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 39 03/20/26 $ 6,436 $ (253,539)
E-Mini S&P MidCap 400 Index ............................................................ 1 03/20/26 345 (4,122)
$ (257,661)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,215,436,012  $ —  $ —  $ 4,215,436,012
Short-Term Securities
Money Market Funds ...................................... 13,348,344  —  —  13,348,344
$ 4,228,784,356  $ —  $ —  $ 4,228,784,356
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (257,661) $ —  $ —  $ (257,661)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust